CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total		SBLF	Preferred Stock	Common Stock	Surplus	Retained Earnings	Retained Earnings SBLF	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2012	$ 65,851			$ 7,000	$ 5	$ 15,687	$ 44,942		$ (2,770)	$ 987
Net income	7,012						7,012
Other comprehensive income (loss)	(1,018)									(1,018)
Stock compensation expense, net of tax	248					248
Purchase of treasury stock	(913)								(913)
Cash dividends declared on preferred stock	(290)		$ (150)				(290)	$ (150)
Proceeds from sale of preferred stock	1,000			1,000
Proceeds from sale of common stock	69					69
Balance at Dec. 31, 2013	71,809			8,000	5	16,004	51,514		(3,683)	(31)
Net income	6,128	[1]					6,128
Other comprehensive income (loss)	333									333
Stock compensation expense, net of tax	110					110
Purchase of treasury stock	(812)								(812)
Cash dividends declared on preferred stock	(239)		(113)				(239)	(113)
Proceeds from sale of common stock	506					506
Balance at Sep. 30, 2014	77,722			8,000	5	16,620	57,290		(4,495)	302
Balance at Dec. 31, 2013	71,809			8,000	5	16,004	51,514		(3,683)	(31)
Net income	8,210						8,210
Other comprehensive income (loss)	417									417
Stock compensation expense, net of tax	154					154
Purchase of treasury stock	(889)								(889)
Cash dividends declared on preferred stock	(320)		(150)				(320)	(150)
Proceeds from sale of common stock	812					812
Balance at Dec. 31, 2014	80,043			8,000	5	16,970	59,254		(4,572)	386
Net income	8,074						8,074
Other comprehensive income (loss)	212									212
Stock compensation expense, net of tax	266					266
Cash dividends declared on common stock	(687)						(687)
Cash dividends declared on preferred stock	(239)		$ (128)				(239)	$ (128)
Proceeds from sale of common stock	16,895				13	16,882
Balance at Sep. 30, 2015	$ 104,436			$ 8,000	$ 18	$ 34,118	$ 66,274		$ (4,572)	$ 598

[1]	Adjusted for 10-for-1 stock split on April 4, 2014